U.S. Treasury Long-Term Fund
T. Rowe Price U.S. Treasury Long-Term Fund Investor Class I Class SUMMARY
Investment Objective
The fund seeks the highest level of income consistent with maximum credit protection.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - U.S. Treasury Long-Term Fund - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - U.S. Treasury Long-Term Fund	Investor Class	I Class
Management fees	0.29%	0.29%
Distribution and service (12b-1) fees
Other expenses	0.23%	0.10%
Total annual fund operating expenses	0.52%	0.39%
Fee waiver/expense reimbursement		(0.05%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.52%	0.34%	[1]
[1]	T. Rowe Price Associates, Inc., has agreed (through September 30, 2019) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund’s I Class Operating Expenses to exceed 0.05%. The agreement may be terminated at any time beyond September 30, 2019, with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - U.S. Treasury Long-Term Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	53	167	291	653
I Class	35	113	206	481

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35.8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund invests at least 85% of its net assets (including any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. The fund’s weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.

U.S. Treasury securities in which the fund may invest include Treasury bills, notes, bonds, and repurchase agreements thereon, as well as Treasury inflation protected securities. The fund may use derivatives to adjust its sensitivity to interest rate changes and to gain exposure to U.S. Treasury securities. Such instruments include U.S. Treasury futures, which are futures contracts collateralized by U.S. Treasury bonds or notes, and Treasury STRIPS, which are zero-coupon securities created by separating the principal and interest payments on U.S. Treasury securities.

The fund’s other investments include the following:
  Securities backed by the full faith and credit of the U.S. government (including, but not limited to, securities issued by Government National Mortgage Association and other government agencies and certain corporate debt securities guaranteed by U.S. government agencies) and repurchase agreements thereon; and
  Shares of a T. Rowe Price internal money fund or short-term bond fund that invests exclusively in securities backed by the full faith and credit of the U.S. government.
The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or to shift assets into and out of higher-yielding securities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. While U.S. government-backed securities generally are considered to be among the highest credit quality, they are subject to market risk. The U.S. government guarantees the timely payment of interest and principal on U.S. Treasury securities but does not guarantee their price. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Fixed income markets risks Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Interest rate risks This is the risk that the prices of, and the income generated by, the debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, securities with longer maturities or durations, and funds with longer weighted average maturities or durations, carry greater interest rate risk. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of any potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit risks An issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, rating downgrade, or inability to meet a financial obligation. The fund should have relatively low credit risk because it invests only in securities backed by the U.S. government and other investments involving such securities.

Liquidity risks The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Repurchase agreement risks A counterparty to a repurchase agreement may become insolvent or fail to repurchase securities from the fund as required, which could increase the fund’s costs or prevent the fund from immediately accessing its collateral.

Derivatives risks The use of Treasury futures exposes the fund to additional volatility in comparison to investing directly in U.S. Treasury bonds. Futures can be less liquid and involve the risk that anticipated interest rate movements will not be accurately predicted. Treasury STRIPS are less liquid, potentially more volatile, and have a higher sensitivity to changes in interest rates than Treasury bonds with the same maturity. Changes in regulations could significantly impact the fund’s ability to invest in specific types or derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
U.S. Treasury Long-Term Fund Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	9/30/11	24.20%	Worst Quarter	12/31/16	-11.95%
The fund’s return for the three months ended 3/31/17 was 1.46%.
The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2016
Average Annual Total Returns - U.S. Treasury Long-Term Fund	1 Year	5 Years	10 Years	Inception date
Investor Class	0.71%	1.80%	6.32%	Sep. 29, 1989
Investor Class | Returns after taxes on distributions	(0.82%)	0.34%	4.54%	Sep. 29, 1989
Investor Class | Returns after taxes on distributions and sale of fund shares	0.80%	0.91%	4.45%	Sep. 29, 1989
I Class				May 03, 2017
Bloomberg Barclays U.S. Long Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)	1.33%	2.52%	6.68%
Lipper General U.S. Treasury Funds Average	1.27%	1.64%	5.22%

Updated performance information is available through troweprice.com.